UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02201

Rivus Bond Fund

(Exact name of registrant as specified in charter)
113 King Street
Armonk, NY 10504

(Address of principal executive offices) (Zip code)
Clifford D. Corso
113 King Street
Armonk, NY 10504

(Name and address of agent for service)
Registrant’s telephone number, including area code: 914-273-4545
Date of fiscal year end: March 31
Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2006

	Moody’s/
	Standard &
	Poor’s	Principal	Amortized Cost	Value
	Rating(a)	Amount (000’s)	(Note 1)	(Note 1)
LONG TERM DEBT SECURITIES (96.13%)
AUTOMOTIVE (6.53%)
Auburn Hills Trust, Gtd. Ctfs., 12.375%, 05/01/20	Baa1/BBB	1,000	$1,000,000	$1,476,440
Ford Holdings, LLC, Gtd., 9.30%, 03/01/30	Caa1/CCC+	1,000	1,106,391	865,000
Ford Motor Co., Debs., 8.90%, 01/15/32	Caa1/CCC+	1,060	1,050,654	951,350
Ford Motor Credit Co., Debs., 7.00%, 10/01/13	B1/B	1,000	1,023,604	954,981
Ford Motor Credit Co., Sr. Unsec. Notes, 8.00%, 12/15/16	B1/B	1,000	983,264	988,150
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11	Ba1/BB+	1,000	1,005,467	1,039,934
Meritor Automotive, Notes, 6.80%, 02/15/09	Ba3/BB-	87	88,246	85,260

			6,257,626	6,361,115

CHEMICALS (0.76%)
Lyondell Chemical Co., Sr. Unsec. Notes, 8.25%, 09/15/16	B1/B+	250	250,000	262,500
Nova Chemicals Co, Sr. Notes, 6.50%, 01/15/12	Ba3/BB-	500	472,750	473,750

			722,750	736,250

COMMERCIAL SERVICES (0.25%)
Avis Budget Car Rental LLC, Sr. Notes, 7.874%, 05/15/14, 144A (b)	Ba3/BB-	250	250,000	241,250

CONSUMER PRODUCTS (0.77%)
Newell Rubbermaid, Inc., Notes, 6.00%, 03/15/07	Baa2/BBB+	750	751,345	750,085

DIVERSIFIED FINANCIAL SERVICES (17.04%)
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17, 144A	Aa3/A+	1,000	1,000,000	990,350
CIT Group, Inc., Sr. Notes, 7.375%, 04/02/07	A2/A	1,800	1,811,014	1,808,572
Citicorp Capital II, Gtd., 8.015%, 02/15/27	Aa2/A	2,000	2,010,921	2,083,370
Credit Suisse FB USA, Inc., Notes, 4.875%, 08/15/10	Aa3/AA-	500	499,971	494,560
General Electric Capital Corp., Notes, 6.125%, 02/22/11	Aaa/AAA	1,000	1,053,127	1,033,702
General Electric Capital Corp., Unsec. Notes, 6.00%, 06/15/12	Aaa/AAA	1,725	1,763,780	1,785,670
Household Finance Corp., Notes, 6.75%, 05/15/11	Aa3/AA-	1,500	1,500,069	1,587,510
HSBC America Capital Trust II, Gtd., 8.38%, 05/15/27, 144A	NR/A	2,500	2,564,458	2,625,495
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12	Aaa/AA+	500	499,234	523,320
Residential Capital Corp., Sr. Unsec. Notes, 6.375%, 06/30/10	Baa3/BBB	1,000	997,868	1,011,638
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11	A2/A-	500	491,069	540,182
UBS PFD Funding Trust I , Co. Gtd., 8.622%, 10/10/49 (b)	A1/AA-	1,000	1,007,593	1,104,645
Wachovia Capital Trust III, Gtd., 5.80%, 08/29/49 (b)	A2/A-	1,000	1,000,000	1,008,255

			16,199,104	16,597,269

ENERGY (8.62%)
Anadarko Petroleum Corp., Sr. Notes, 5.95%, 09/15/16	Baa2/BBB-	700	697,106	701,465
Apache Corp., Notes, 7.70%, 03/15/26	A3/A-	500	522,049	596,059
Chesapeake Energy Corp., Sr. Notes, 7.50%, 09/15/13	Ba2/BB	500	506,250	520,625
ChevronTexaco, Debs., 7.50%, 03/01/43	Aa2/AA	2,000	1,979,139	2,219,664
Stena AB, Sr. Notes, 9.625%, 12/01/12	Ba3/BB-	500	490,578	532,500
Transocean, Inc., Notes, 7.50%, 04/15/31	Baa1/A-	500	497,940	565,905
Western Atlas, Inc., Debs., 8.55%, 06/15/24	A2/A	2,539	2,633,901	3,255,953

			7,326,963	8,392,171

GAMING, LODGING & LEISURE (4.21%)
Caesars Entertainment, Sr. Notes, 7.50%, 09/01/09	Baa3/BB	1,000	1,047,209	1,037,676
MGM Mirage, Inc., Co. Gty, 6.00%, 10/01/09	Ba2/BB	1,000	995,175	997,500
Royal Caribbean Cruises Ltd., Sr. Notes, 6.75%, 03/15/08	Ba1/BBB-	1,000	970,134	1,009,274
Starwood Hotels & Resorts Worldwide, Inc., Gtd., 7.875%, 05/01/12	Baa3/BBB-	1,000	997,131	1,056,119

			4,009,649	4,100,569

HOME BUILDERS (1.01%)
Centex Corp., Notes, 5.45%, 08/15/12	Baa2/BBB	1,000	995,719	983,953

INDUSTRIAL (1.34%)
Avnet, Inc., Sr. Notes, 6.625%, 09/15/16	Ba1/BBB-	500	497,779	514,151
Tyco International Group SA, Co. Gty, 6.75%, 02/15/11	Baa3/BBB+	750	778,841	790,801

			1,276,620	1,304,952

INSURANCE (4.43%)
AIG Sunamerica Global Finance VI, Sr. Notes, 6.30%, 05/10/11, 144A	Aa2/AA+	1,000	1,071,337	1,040,659
Berkshire Hathaway Finance Corp., Notes, 5.10%, 07/15/14	Aaa/AAA	1,000	1,001,616	987,869
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11 (c)	WR/NR	1,500	1,552,499	1,762,050
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12	A3/A-	500	498,465	520,863

			4,123,917	4,311,441

MEDIA (14.01%)
Clear Channel Communication, Co. Gty, 8.00%, 11/01/08	Baa3/BB+	1,000	1,040,632	1,039,659
Comcast Corp., Gtd., 7.05%, 03/15/33	Baa2/BBB+	2,000	2,187,951	2,138,598
CSC Holdings, Inc., Sr. Notes, 7.25%, 07/15/08	B2/B+	500	515,652	504,375
Dex Media West LLC, Sr. Notes, 8.50%, 08/15/10	B1/B	500	526,851	519,375
Echostar DBS Corp., Sr. Notes, 5.75%, 10/01/08	Ba3/BB-	500	498,403	498,125
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22	WR/A-	2,000	2,127,705	2,536,358
News America Holdings, Inc., Gtd., 7.90%, 12/31/49	Baa2/BBB	1,400	1,299,000	1,566,081
Quebecor World Capital Corp., Gtd., 6.125%, 11/15/13	B2/B+	1,000	1,005,875	862,500
Time Warner, Inc., Debs., 9.15%, 02/01/23	Baa2/BBB+	3,000	3,133,031	3,711,261
Viacom, Inc., Sr. Debs., 7.875%, 07/30/30	Baa3/BBB	250	246,471	261,982

			12,581,571	13,638,314

MINING (1.03%)
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17	Baa3/BBB	1,000	1,018,836	1,004,546

SCHEDULE OF INVESTMENTS (Unaudited) — continued	December 31, 2006

	Moody’s/
	Standard &
	Poor’s	Principal	Amortized Cost		Value
	Rating(a)	Amount (000’s)	(Note 1)		(Note 1)
PAPER (2.80%)
Abitibi-Consolidated, Inc., Debs., 8.85%, 08/01/30	B2/B+	1,000	$1,000,013		$820,000
Smurfit Capital Funding PLC, Debs., 7.50%, 11/20/25	B1/B+	2,000	1,992,486		1,910,000

			2,992,499		2,730,000

PHARMACEUTICALS (0.56%)
Monsanto Co. (Pharmacia Corp), Debs., 6.50%, 12/01/18	Aa1/AAA	500	573,781		547,358

REAL ESTATE INVESTMENT TRUST (6.73%)
EOP Operating LP, Sr. Notes, 7.25%, 02/15/18	Baa2/BBB	1,000	994,329		1,194,172
Chelsea Property Group, Inc., Notes, 7.25%, 10/21/07	A3/A-	1,000	1,012,104		1,007,907
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13	Baa2/BBB+	750	750,000		741,623
Host Marriott LP, Sr. Notes, 7.00%, 08/15/12	Ba1/BB	500	522,209		507,500
i Star Financial, Inc., Sr. Notes, 6.00%, 12/15/10	Baa2/BBB	1,000	1,015,070		1,012,542
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18	Baa2/BBB	1,000	999,430		1,099,967
Nationwide Health Properties, Inc., Notes, 6.00%, 05/20/15	Baa3/BBB-	500	499,541		493,500
Prologis, Sr. Notes, 5.50%, 04/01/12	Baa1/BBB+	500	497,551		499,088

			6,290,234		6,556,299

RETAIL & RESTAURANT (0.55%)
Darden Restaurants, Inc., Debs., 7.125%, 02/01/16	Baa1/BBB+	500	447,293		535,640

TELECOMMUNICATIONS (10.38%)
Citizens Communications, Sr. Notes, 6.25%, 01/15/13	Ba2/BB+	500	494,407		490,625
Deutsche Telekom International Finance BV, Gtd., 8.25%, 06/15/30	A3/A-	2,000	2,476,152		2,458,680
France Telecom SA, Notes, 7.75%, 03/01/11 (d)	A3/A-	750	810,440		816,955
GTE Corp., Debs., 6.94%, 04/15/28	Baa1/A	2,000	2,105,218		2,096,846
SBC Communications, Inc., Notes, 5.875%, 08/15/12	A2/A	500	495,199		510,024
Sprint Capital Corp., Co. Gty, 6.90%, 05/01/19	Baa3/BBB+	1,750	1,760,081		1,804,313
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30	A3/A	1,646	1,674,523		1,930,720

			9,816,020		10,108,163

UTILITIES (5.42%)
Dominion Resources, Inc., Sr. Notes, 6.75%, 12/15/32	Baa2/BBB	1,000	997,766		1,084,781
Hydro-Quebec, Gtd. Debs., 8.25%, 04/15/26	Aa2/A+	1,550	1,487,382		2,064,812
Midamerican Funding LLC, Sec. Sr. Bonds, 6.927%, 03/01/29	A3/BBB+	500	500,000		555,036
NSTAR, Notes, 8.00%, 02/15/10	A2/A	500	499,257		537,410
Ohio Power Co., Sr. Notes, 6.00%, 06/01/16	A3/BBB	500	499,775		513,409
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11	Aaa/AAA	500	500,349		517,435

			4,484,529		5,272,883

MORTGAGE BACKED SECURITIES (7.52%)
FHLMC Pool # B11892, 4.50%, 01/01/19	Aaa/AAA	1,620	1,631,306		1,565,553
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AAA	1,146	1,171,157		1,156,666
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AAA	2,506	2,548,251		2,478,915
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AAA	1,479	1,506,837		1,509,913
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AAA	69	69,288		70,902
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AAA	31	31,136		32,654
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.68%, 10/15/48	Aaa/AAA	500	502,487		511,285

			7,460,462		7,325,888

U.S. GOVERNMENT AGENCY (2.16%)
FNMA, Notes, 7.125%, 03/15/07	Aaa/AAA	2,100	2,110,298		2,107,993

TOTAL LONG TERM DEBT SECURITIES			89,689,216		93,606,139

INVESTMENT COMPANIES (2.87%)		Shares

PNC Bank Money Market Account		2,797	2,797,241		2,797,241

			2,797,241		2,797,241

TOTAL INVESTMENTS (99.00%)			$92,486,457	*	96,403,380

OTHER ASSETS AND LIABILITIES (1.00%)					970,260

NET ASSETS (100.00%)					$97,373,640

SCHEDULE OF INVESTMENTS (Unaudited) — continued	December 31, 2006

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2006 and may have changed subsequently.

(b)	Variable rate security. Rate disclosed is as of December 31, 2006.

(c)	Security was valued using fair value procedures as of December 31, 2006.

(d)	Multi-Step Coupon. Rate disclosed is as of December 31, 2006.

144A — Securities were purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2006, these securities amounted to 5.03% of net assets.

*	Aggregate cost for Federal income tax purposes is $92,486,457.

Gross unrealized appreciation	$5,175,196
Gross unrealized depreciation	(1,258,273)

Net unrealized appreciation	$3,916,923

Legend
Co. Gty — Company Guaranty
Ctfs. — Certificates
Debs. — Debentures
GNSF — Government National Mortgage Association
Gtd. — Guranteed
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association (Single Family)
NR — Not Rated
Sec. — Secured
Sr. — Senior
Sub. — Subordinated
Unsec. — Unsecured
WR — Withdrawn Rating
Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Directors. At December 31, 2006, Penn Central Corp. was valued using fair value procedures and represented 1.81% of net assets.
For more information with regards to significant accounting policies, see the mose recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rivus Bond Fund

By (Signature and Title)*	/s/ Clifford D. Corso

Clifford D. Corso, President
(principal executive officer)

Date	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso

Clifford D. Corso, President
(principal executive officer)

Date	February 26, 2007

By (Signature and Title)*	/s/ Marc D. Morris

Marc D. Morris, Treasurer
(principal financial officer)

Date	February 26, 2007

*	Print the name and title of each signing officer under his or her signature.